First Trust New York Municipal High Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust New York Municipal High Income ETF | First Trust New York Municipal High Income ETF
Prospectus [Line Items]
Annual Return [Percent]	1.99%	6.46%	(11.00%)